Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 9,562	$ 9,912	$ 9,948	$ 9,957
Mexico [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		384	375
United States [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		7,469	7,760
Spain [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		494	523
United Kingdom [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		279	324
France [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		221	211
Czech Republic [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		30	30
Colombia [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		296	299
Caribbean TCL [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		100	104
Rest of South, Central America and the Caribbean [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]	62	62
Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		92	89
United Arab Emirates [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		96	96
Egypt [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		12	12
Other countries [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[2]	$ 27	$ 27

[1]	This caption refers to the operating segments in the Dominican Republic, the Caribbean, Costa Rica and Panama.
[2]	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.